United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2013

Date of Reporting Period: Quarter ended 02/28/2013

Item 1. Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—32.7%
	Consumer Discretionary—3.4%
57,890	American Eagle Outfitters, Inc.	$1,197,165
47,655	Buckle, Inc.	2,135,421
132,765	Gannett Co., Inc.	2,664,593
43,535	Limited Brands	1,981,713
82,400	Meredith Corp.	3,462,448
313,495	Regal Entertainment Group	4,912,467
30,635	Six Flags Entertainment Corp.	2,046,724
8,805	Target Corp.	554,363
	TOTAL	18,954,894
	Consumer Staples—4.4%
200,405	Altria Group, Inc.	6,723,588
38,270	ConAgra Foods, Inc.	1,305,390
27,070	Kimberly-Clark Corp.	2,552,159
115,770	Lorillard, Inc.	4,461,776
56,620	Philip Morris International, Inc.	5,194,885
109,115	Reynolds American, Inc.	4,766,143
	TOTAL	25,003,941
	Energy—4.4%
85,140	ARC Resources Ltd.	2,146,560
16,725	BP PLC, ADR	675,690
76,490	Baytex Energy Corp.	3,194,593
77,290	Bonavista Energy Corp.	983,316
80,380	ConocoPhillips	4,658,021
87,795	Crescent Point Energy Corp.	3,341,531
53,315	Royal Dutch Shell PLC	3,500,130
48,025	Total SA, ADR	2,402,211
78,559	Vermilion Energy, Inc.	4,065,642
	TOTAL	24,967,694
	Financials—3.2%
33,300	Bank of Hawaii Corp.	1,611,387
59,255	Cincinnati Financial Corp.	2,667,068
124,550	Hospitality Properties Trust	3,325,485
306,595	Hudson City Bancorp, Inc.	2,612,189
100,635	Mercury General Corp.	3,911,682
115,905	Old Republic International Corp.	1,392,019
72,885	Validus Holdings Ltd.	2,596,893
	TOTAL	18,116,723
	Health Care—7.2%
58,780	Abbott Laboratories	1,986,176
53,965	AbbVie, Inc.	1,992,388
69,595	AstraZeneca Group PLC, ADR	3,162,397
109,278	Bristol-Myers Squibb Co.	4,040,008
106,785	GlaxoSmithKline PLC, ADR	4,701,744
61,980	Johnson & Johnson	4,717,298
99,005	Lilly (Eli) & Co.	5,411,613

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
149,680	Merck & Co., Inc.	$6,395,826
237,765	Pfizer, Inc.	6,507,628
99,400	Warner Chilcott PLC	1,342,894
	TOTAL	40,257,972
	Industrials—2.5%
72,805	Deluxe Corp.	2,888,903
138,035	Donnelley (R.R.) & Sons Co.	1,441,085
344,305	General Electric Co.	7,994,762
67,200	Pitney Bowes, Inc.	880,320
8,140	United Parcel Service, Inc.	672,771
	TOTAL	13,877,841
	Information Technology—0.4%
10,985	Harris Corp.	528,049
57,270	Intel Corp.	1,194,079
20,080	Seagate Technology	645,773
	TOTAL	2,367,901
	Materials—0.8%
36,195	Barrick Gold Corp.	1,094,537
57,184	LydondellBasell Industries, Class A	3,352,126
	TOTAL	4,446,663
	Telecommunication Services—3.7%
165,619	AT&T, Inc.	5,947,378
103,375	BCE, Inc.	4,659,111
80,440	CenturyLink, Inc.	2,788,855
103,990	Verizon Communications	4,838,655
106,415	Vodafone Group PLC, ADR	2,675,273
	TOTAL	20,909,272
	Utilities—2.7%
39,550	Ameren Corp.	1,336,394
26,415	American Electric Power Co., Inc.	1,235,958
45,450	DTE Energy Co.	3,036,060
81,375	Huaneng Power International, Inc., ADR	3,307,894
27,770	Integrys Energy Group, Inc.	1,570,949
47,355	National Grid PLC, ADR	2,609,260
9,600	Pinnacle West Capital Corp.	537,024
77,135	SSE PLC, ADR	1,703,141
	TOTAL	15,336,680
	TOTAL COMMON STOCKS (IDENTIFIED COST $156,748,800)	184,239,581
	Corporate Bonds—1.9%
	Basic Industry - Paper—0.0%
$220,000	Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	251,470
	Communications Equipment—0.5%
5,404,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	2,861,688
	Consumer Non-Cyclical - Tobacco—0.2%
750,000	Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	913,084
	Energy - Independent—0.1%
450,000	Petroleos Mexicanos, 6.500%, 06/02/2041	532,125

Shares or Principal Amount			Value
		Corporate Bonds—continued
		Financial Institution - Banking—0.4%
$450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	$522,198
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	609,992
950,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	1,131,113
		TOTAL	2,263,303
		Financial Institution - Brokerage—0.4%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	618,000
1,005,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.500%, 01/20/2043	1,055,997
450,000		Legg Mason, Inc., 5.500%, 5/21/2019	485,384
		TOTAL	2,159,381
		Financial Institution - Finance Noncaptive—0.1%
400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	405,000
		Marine—0.1%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	744,849
		Utility - Electric—0.1%
900,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	892,560
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,235,911)	11,023,460
		Preferred Stocks—11.1%
		Consumer Discretionary—0.5%
62,805		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	2,847,579
		Energy—0.6%
83,200		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	3,592,576
		Financials—4.1%
238,400		Hartford Financial, Conv. Bond, Series F, 7.25%, 4/1/2013, Annual Dividend $1.81	5,244,800
54,500		Metlife, Inc., Conv. Pfd., 5.00%, 3/26/2014, Annual Dividend $2.50	2,572,400
44,100		New York Community Capital Trust V, Conv. Pfd., 6.00%, 11/01/2051, Annual Dividend $3.00	2,077,110
250,400		Synovus Financial Corp., Conv. Pfd., 8.25%, 5/15/2013, Annual Dividend $2.06	5,679,072
3,950		Wells Fargo Co., Series L, Conv. Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	5,008,600
47,800		Wintrust Financial Corp., Conv. Pfd., 7.50%, 12/15/2013, Annual Dividend $3.75	2,598,370
		TOTAL	23,180,352
		Industrials—2.8%
488,000	[1,2]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.66	5,914,560
89,200		Continental Finance Trust II, Conv. Pfd., 6.00%, 11/15/2030, Annual Dividend $3.00	3,913,650
103,600		United Technologies Corp., Conv. Pfd., 7.50%, 8/1/2015, Annual Dividend $3.75	6,034,700
		TOTAL	15,862,910
		Materials—0.8%
124,665		Anglogold Ashanti Holding, Conv. Pfd., 6.000%, 9/15/2013, Annual Dividend $3.00	3,646,451
28,695		ArcelorMittal, Conv. Pfd., Series MTUS, 6.00%, 1/15/2016, Annual Dividend $1.48	671,463
		TOTAL	4,317,914
		Utilities—2.3%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,810,960
85,200		NextEra Energy, Inc., Conv. Pfd., 7.00%, 9/1/2013, Annual Dividend $3.50	4,597,392
78,905		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	4,323,994
		TOTAL	12,732,346
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $61,973,247)	62,533,677
		Collateralized Mortgage Obligations—1.6%
1,500,000		Citigroup Commercial Mortgage Trust 2012-GC8, A4, 3.024%, 9/10/2045	1,531,181
830,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	894,879
1,315,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	1,447,387

Shares or Principal Amount			Value
		Collateralized Mortgage Obligations—continued
$100,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	$113,543
1,175,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	1,287,245
1,415,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 5/10/2045	1,593,984
950,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.1096%, 12/12/2049	1,116,517
875,000		WF-RBS Commercial Mortgage Trust 2012-C6 A4, 3.440%, 4/15/2045	937,757
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,401,779)	8,922,493
		Asset-Backed Securities—0.3%
1,350,000	[1,2]	FREMF Mortgage Trust 2013-K25, B, 3.616%, 11/25/2045	1,357,233
400,000		Santander Drive Auto Receivables Trust 2013-1, D, 2.27%, 01/15/2019	401,931
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,755,557)	1,759,164
		U.S. Treasury—0.4%
1,782,918	[3]	U.S. Treasury Inflation-Protected Note, Series D-2021, 0.625%, 7/15/2021 (IDENTIFIED COST $1,960,575)	2,035,507
		MUTUAL FUNDS—51.2%[4]
2,870,254		Emerging Markets Fixed Income Core Fund	99,367,703
2,027,082		Federated Mortgage Core Portfolio	20,574,879
28,594,863	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	28,594,863
20,808,577		High Yield Bond Portfolio	139,833,637
		TOTAL MUTUAL (IDENTIFIED COST $264,784,095)	288,371,082
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $504,859,964)[6]	558,884,964
		OTHER ASSETS AND LIABILITIES-NET—0.8%[7]	4,739,539
		TOTAL NET ASSETS—100%	$563,624,503
At February 28, 2013, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[8]United States Treasury Bonds, 30-Year Short Futures	74	$10,639,813	June 2013	$(161,463)
[8]United States Treasury Bonds, Ultra Long Short Futures	57	$9,006,000	June 2013	$(170,238)
[8]United States Treasury Notes, 5-Year Long Futures	155	$19,217,578	June 2013	$94,104
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(237,597)
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,804,395 and $12,676,506, respectively. This is based on the amounts held as of each month-end throughout the three month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2013, these restricted securities amounted to $8,164,353, which represented 1.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2013, these liquid restricted securities amounted to $8,164,353, which represented 1.4% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holdings.
5	7-Day net yield.
6	At February 28, 2013, the cost of investments for federal tax purposes was $504,879,959. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $54,005,005. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,633,386 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,628,381.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds[1]	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$132,078,865	$—	$—	$132,078,865
International	52,160,716	—	—	52,160,716
Preferred Stock
Domestic	49,702,833[2]	8,512,930	—	58,215,763
International	4,317,914	—	—	4,317,914
Debt Securities:
Corporate Bonds	—	11,023,460	—	11,023,460
Collateralized Mortgage Obligations	—	8,922,493	—	8,922,493
Asset-Backed Securities	—	1,759,164	—	1,759,164
U.S. Treasury	—	2,035,507	—	2,035,507
Mutual Funds	288,371,082	—	—	288,371,082
TOTAL SECURITIES	$526,631,410	$32,253,554	$—	$558,884,964
OTHER FINANCIAL INSTRUMENTS[3]	$(237,597)	$—	$—	$(237,597)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $3,046,456 of a preferred stock transferred from Level 2 to Level 1 because quoted prices on equity securities traded principally in foreign markets were utilized to value securities for which fair value factors were previously applied to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note

Federated Unconstrained Bond Fund
Portfolio of Investments
February 28, 2013 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURY—19.7%
$10,000,000		United States Treasury Bond, 2.75%, 8/15/2042	$9,332,500
5,000,000		United States Treasury Bond, 3.125%, 2/15/2042	5,056,563
12,000,000		United States Treasury Note, 1.625%, 8/15/2022	11,811,098
		TOTAL U.S. TREASURY (IDENTIFIED COST $27,061,856)	26,200,161
		CORPORATE BOND—2.0%
		Financial Services—2.0%
2,395,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021 (IDENTIFIED COST $2,241,492)	2,707,162
		MUTUAL FUNDS—79.6%[1]
1,261,313	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.13%	1,261,313
2,707,090		Federated Bank Loan Core Fund	27,774,745
1,280,445		Federated Project and Trade Finance Core Fund	12,535,559
9,539,027		High Yield Bond Portfolio	64,102,261
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $102,040,977)	105,673,878
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $131,344,325)[3]	134,581,201
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[4]	(1,785,146)
		TOTAL NET ASSETS—100%	$132,796,055
At February 28, 2013, the Fund had the following open swap contract:
Credit Default Swap Counterparty	JP Morgan Securities
Reference Entity	Series 19 High Yield CDX Index
Buy/Sell	Buy
Pay/Receive Fixed Rate	5.00%
Expiration Date	12/20/2017
Implied Credit Spread at 2/28/2013[5]	4.58%
Notional Amount	$90,000,000
Market Value	$(2,196,558)
Upfront Premium Paid	$(171,414)
Unrealized Depreciation	$(2,367,972)
The average notional amount of swap contracts held by the Fund throughout the period was $67,500,000. This is based on amounts held as of each month-end throughout the three month period.
Unrealized Depreciation on Swap Contracts is included in “Other Assets Less Liabilities—Net.”
1	Affiliated holdings.
2	7-Day net yield.
3	At February 28, 2013, the cost of investments for federal tax purposes was $131,331,111. The net unrealized appreciation of investments for federal tax purposes excluding swap contracts was $3,250,090. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,330,194 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,080,104.
4	Assets, other than investments in securities, less liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2013.
1

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
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The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1– Quoted Prices and Investments in Mutual Funds[1]	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$26,200,161	$—	$26,200,161
Corporate Bonds	—	2,707,162	—	2,707,162
Mutual Funds	93,138,319	12,535,559	—	105,673,878
TOTAL SECURITIES	$93,138,319	$41,442,882	$—	$134,581,201
OTHER FINANCIAL INSTRUMENTS[2]	$—	$(2,196,558)	$—	$(2,196,558)
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include credit default swaps.
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 23, 2013